Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Disclosure - Taxes on Income - Reconciliation of Gross Unrecognized Tax Benefits [Abstract]
Balance, beginning	$ (6,315)	[1]	$ (7,309)	[1]	$ (6,759)
Acquisitions(a)	0	[2]	0	[2]	(72)	[2]
Divestitures(b)	29	[3]	85	[3]	0	[3]
Increases based on tax positions taken during a prior period(c)	(205)	[4]	(139)	[4]	(502)	[4]
Decreases based on tax positions taken during a prior period(c), (d)	876	[4],[5]	1,442	[4],[5]	271	[4],[5]
Decreases based on settlements for a prior period(e)	571	[6]	647	[6]	575	[6]
Increases based on tax positions taken during the current period(c)	(1,178)	[4]	(1,125)	[4]	(855)	[4]
Impact of foreign exchange	38		78		(89)
Other, net(c), (f)	97	[4],[7]	6	[4],[7]	122	[4],[7]
Balance, ending(g)	$ (6,087)	[1]	$ (6,315)	[1]	$ (7,309)	[1]

[1]	In 2013, included in Income taxes payable ($51 million), Current deferred tax assets and other current tax assets ($63 million), Noncurrent deferred tax assets and other noncurrent tax assets ($241 million), Noncurrent deferred tax liabilities ($2.3 billion) and Other taxes payable ($3.4 billion). In 2012, included in Income taxes payable ($36 million), Current deferred tax assets and other current tax assets ($30 million), Noncurrent deferred tax assets and other noncurrent tax assets ($169 million), Noncurrent deferred tax liabilities ($231 million) and Other taxes payable ($5.8 billion).
[2]	The amount in 2011 primarily relates to the acquisition of King. See also Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions.
[3]	Primarily relates to the sales of our Nutrition and Animal Health (Zoetis) businesses. See also Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Divestitures.
[4]	Primarily included in Provision for taxes on income.
[5]	Primarily related to effectively settling certain issues with the U.S. and foreign tax authorities. See also Note 5A. Tax Matters: Taxes on Income from Continuing Operations.
[6]	Primarily related to cash payments.
[7]	Includes decreases as a result of a lapse of applicable statutes of limitations.